8. PROVISION FOR INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Provision For Income Taxes Details 1
Tax benefit at U.S. statutory rate	(34.00%)	(34.00%)
State tax benefit	(6.30%)	(6.30%)
Valuation allowance	40.30%	40.30%
Income tax rate	0.00%	0.00%